OMB APPROVAL
		OMB Number:            3235-0456
	UNITED STATES	Expires:            August  31, 2001
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549	Estimated average burden
		hours per response . . . . . . . . . 1
	FORM 24F-2

	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

Read instructions at end of  Form before preparing Form.


1.  Name and address of issuer:

                   DUPREE MUTUAL FUNDS


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
 of the  issuer, check the box but do not list series or classes):    o


3.  Investment Copmany Act File Number:          811-2918

       Securities Act File Number:                              2-64233


4(a).Last day of fiscal year for which this Form is filed:
                                                           JUNE 30, 2001


4(b).o      Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).
 (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).o       Check box if this is the last time the issuer will be
filing this Form.



5.  Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):
		$     123,194,384

(ii)  Aggregate price of securities redeemed or
       repurchased during the fiscal year:
					        $     71,740,351
(iii)  Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:	$                       0.00

FORM 24F-2		Page Two


(iv)  Total available redemption credits [add Items 5(ii)
               and 5(iii):					                     --$ 71,740,351

(v)  Net sales---if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]: 		    				           $    51,454,033






      (vii)  Multiplier for determining registration fee (See
               Instruction c.9):				 			X           .000250

(viii)  Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):    =$   12,863.51


6.  Prepaid Shares

      If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________ .
 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal year's then state that number here: _________________________


7.  Interest due --- if this Form is being filed more than 90 days
       				       +$                      0.00


8.  Total of the amount of the registration fee due plus
                   =$                12863.51

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                        AUGUST 16, 2001

      Method of Delivery:       X   Wire Transfer
o Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
s/  Michelle Dragoo, Secretary

Date: _ August 17, 2001__